COMMITMENTS - Equity Financing (Details) - Digital Health Acquisition Corp.	Nov. 21, 2023 USD ($) D $ / shares
RELATED PARTY TRANSACTIONS
Maximum consecutive days for suspension for use of resale registration statement | D	90
Equity Purchase Agreement
RELATED PARTY TRANSACTIONS
Period agreed to file a resale registration statement (in days)	45 days
Period within which registration statement shall be declared effective (in days)	30 days
Maximum calendar year days for suspension for use of resale registration statement | D	120
Equity Purchase Agreement | Bridge Investor
RELATED PARTY TRANSACTIONS
Maximum amount of shares issuable | $	$ 50,000,000
Term for shares to be issued	36 months
Equity Purchase Agreement | Bridge Investor | Equity Purchase Commitment Note
RELATED PARTY TRANSACTIONS
Principal amount of debt issuable | $	$ 500,000
Conversion price of convertible notes | $ / shares	$ 10.00